Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
March 31, 2025 (Unaudited)

MUNICIPAL BONDS - 96.2%	Par	Value
Minnesota - 96.2%(a)
Alden-Conger Independent School District No 242, 3.00%, 02/01/2027	$330,000	$328,354
Alexandria Lake Area Sanitation District, 4.00%, 02/01/2036	150,000	150,944
Anoka-Hennepin Independent School District No 11, 4.00%, 02/01/2032	320,000	328,047
Bold Independent School District No 2534, 5.00%, 02/01/2044	200,000	211,641
Burnsville-Eagan-Savage Independent School District No 191, 4.00%, 02/01/2031	210,000	210,184
City of Albert Lea MN, 5.00%, 02/01/2038	250,000	273,521
City of Apple Valley MN
4.00%, 09/01/2030	160,000	157,918
4.00%, 09/01/2041	290,000	259,395
City of Carver MN, 5.00%, 02/01/2026	185,000	188,121
City of Center City MN, 4.00%, 11/01/2027	135,000	136,119
City of Chaska MN, 4.00%, 02/01/2040	350,000	336,678
City of Chaska MN Electric Revenue, 5.00%, 10/01/2025	140,000	141,530
City of Cold Spring MN, 4.00%, 02/01/2044	150,000	139,404
City of Coon Rapids MN, 2.50%, 02/01/2036	100,000	83,203
City of Delano MN, 5.00%, 02/01/2038	250,000	267,912
City of Elk River MN Electric Revenue, 3.00%, 08/01/2032	140,000	133,008
City of Grand Rapids MN, 4.00%, 02/01/2038	250,000	257,012
City of Greenfield MN, 5.00%, 12/15/2030	115,000	125,594
City of Hastings MN, 5.00%, 02/01/2027	175,000	182,473
City of Hermantown MN, 4.00%, 02/01/2043	300,000	286,254
City of Hutchinson MN, 2.00%, 02/01/2034	300,000	241,467
City of Jordan MN, 4.00%, 02/01/2033	135,000	140,303
City of Madelia MN, 2.00%, 02/01/2033	115,000	97,430
City of Minneapolis MN
5.00%, 11/15/2036	150,000	153,442
4.00%, 11/15/2040	100,000	95,753
5.00%, 11/15/2052 (b)	130,000	136,748
City of Minnetrista MN, 4.00%, 02/01/2031	145,000	151,298
City of New Prague MN, 4.00%, 02/01/2037	315,000	319,795
City of Northfield MN
5.00%, 02/01/2041	385,000	409,828
4.00%, 02/01/2044	200,000	189,011
City of Richfield MN, 4.00%, 02/01/2027	100,000	102,059
City of Rochester MN, 5.00%, 02/01/2040	150,000	163,322
City of Rosemount MN, 5.00%, 02/01/2037	250,000	269,979
City of St Cloud MN
2.00%, 02/01/2034	200,000	160,978
5.00%, 05/01/2043	250,000	260,022
City of Victoria MN, 4.00%, 02/01/2042	250,000	244,749
City of Wayzata MN, 3.00%, 12/01/2027	100,000	99,034
City of Winona MN, 5.00%, 02/01/2032	180,000	199,814
Cleveland Independent School District No 391, 4.00%, 02/01/2026	105,000	105,905
County of Beltrami MN, 4.00%, 12/01/2042	250,000	245,781
County of Carlton MN, 5.00%, 02/01/2042	250,000	267,445
County of Hennepin MN
5.00%, 12/01/2030	195,000	205,277
5.00%, 12/01/2043	150,000	163,486
County of Hubbard MN, 4.00%, 02/01/2036	250,000	256,667
County of Itasca MN, 4.00%, 02/01/2044	200,000	191,960
County of Koochiching MN, 5.00%, 02/01/2035	300,000	326,554
County of Pennington MN, 2.38%, 02/01/2035	100,000	82,732
County of Ramsey MN, 5.00%, 02/01/2038	300,000	333,472
County of St Louis MN, 2.00%, 12/01/2035	350,000	269,604
County of Wright MN, 3.00%, 12/01/2039	250,000	215,072
Crookston Independent School District No 593, 5.00%, 02/01/2029	250,000	268,075
Dakota County Community Development Agency, 4.20%, 05/01/2043	150,000	140,398
Duluth Independent School District No 709, 0.00%, 02/01/2031	200,000	152,197
Eastern Carver County Schools Independent School District No 112, 4.00%, 02/01/2035	250,000	255,671
Elk River Independent School District No 728
4.00%, 02/01/2026	125,000	126,181
4.00%, 02/01/2037	250,000	253,297
Fergus Falls Independent School District No 544, 5.00%, 02/01/2034	100,000	108,561
Forest Lake Independent School District No 831, 4.00%, 02/01/2039	500,000	501,671
Hibbing Independent School District No 701, 3.00%, 03/01/2033	300,000	284,933
Housing & Redevelopment Authority of The City of St Paul Minnesota
3.50%, 09/01/2026	65,000	64,265
3.13%, 11/15/2032	110,000	100,592
4.00%, 10/01/2037	250,000	247,504
International Falls Independent School District No 361, 4.00%, 02/01/2041	300,000	293,011
Metropolitan Council
5.00%, 03/01/2026	100,000	102,084
5.00%, 12/01/2028	100,000	107,557
4.00%, 03/01/2030	155,000	157,773
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2031	150,000	154,341
5.00%, 01/01/2032	250,000	266,528
Minnesota Agricultural & Economic Development Board, 5.00%, 01/01/2042	250,000	262,970
Minnesota Higher Education Facilities Authority
5.00%, 10/01/2029	255,000	274,143
5.00%, 10/01/2034	260,000	274,621
4.00%, 03/01/2036	215,000	215,145
3.00%, 10/01/2041	300,000	241,613
3.00%, 03/01/2043	125,000	100,955
Minnesota Housing Finance Agency, 3.10%, 02/01/2027	150,000	149,842
Minnesota State Colleges And Universities Foundation, 4.00%, 10/01/2029	200,000	200,088
Otsego Economic Development Authority, 4.00%, 02/01/2044	350,000	318,957
Owatonna Independent School District No 761/MN, 4.00%, 02/01/2028	150,000	154,799
Pine City Independent School District No 578, 2.00%, 04/01/2032	200,000	172,936
Princeton Public Utilities Commission, 5.00%, 04/01/2031	100,000	107,554
Redwood Area Schools Independent School District No 2897, 4.00%, 02/01/2039	360,000	361,839
Robbinsdale Independent School District No 281, 5.00%, 02/01/2034	250,000	273,062
Rochester Independent School District No 535
4.00%, 02/01/2031	200,000	204,306
2.50%, 02/01/2039	250,000	191,528
Rocori Area Schools Independent School District No 750, 4.00%, 02/01/2038	300,000	297,740
Rosemount-Apple Valley-Eagan Independent School District No 196, 4.00%, 02/01/2043	300,000	289,350
South Washington County Independent School District No 833/MN, 5.00%, 04/01/2031	200,000	218,037
St Cloud Housing & Redevelopment Authority
2.00%, 02/01/2031	130,000	116,346
2.00%, 02/01/2033	160,000	135,555
St Cloud Independent School District No 742/MN, 5.00%, 02/01/2041	225,000	234,578
St Francis Independent School District No 15, 4.00%, 02/01/2036	150,000	154,377
St Louis Park Independent School District No 283, 5.00%, 04/01/2032	150,000	162,850
St Paul Independent School District No 625
3.00%, 02/01/2033	200,000	191,039
2.25%, 02/01/2035	100,000	82,566
5.00%, 02/01/2042	200,000	214,064
State of Minnesota
5.00%, 08/01/2025	310,000	312,356
5.00%, 08/01/2025	180,000	181,368
5.00%, 10/01/2025	425,000	429,921
5.00%, 08/01/2026	250,000	257,813
5.00%, 08/01/2028	155,000	165,886
5.00%, 08/01/2029	180,000	195,783
5.00%, 08/01/2034	250,000	263,837
5.00%, 08/01/2035	185,000	200,533
4.00%, 08/01/2037	150,000	153,727
5.00%, 08/01/2043	400,000	429,463
5.00%, 08/01/2044	200,000	212,977
State of Minnesota Department of Iron Range Resources & Rehabilitation, 5.00%, 10/01/2035	220,000	243,514
Stillwater Independent School District No 834
5.00%, 02/01/2040	250,000	266,595
4.00%, 02/01/2041	130,000	128,179
Truman Independent School District No 458, 4.00%, 02/01/2044	300,000	284,880
University of Minnesota
5.00%, 10/01/2026	220,000	227,420
5.00%, 04/01/2033	350,000	356,219
5.00%, 04/01/2040	150,000	156,176
Waconia Independent School District No 110
3.00%, 02/01/2028	100,000	98,894
5.00%, 02/01/2038	150,000	160,609
Waterville-Elysian-Morristown Independent School District No 2143/MN, 4.00%, 02/01/2045	250,000	238,062
Westonka Independent School District No 277, 4.00%, 02/01/2041	100,000	97,802
Zumbro Education District
4.00%, 02/01/2034	125,000	118,811
4.00%, 02/01/2038	275,000	249,927
		24,912,550
TOTAL MUNICIPAL BONDS (Cost $26,111,350)		24,912,550

SHORT-TERM INVESTMENTS - 3.3%	Shares	Value
Money Market Funds - 3.3%
First American Government Obligations Fund - Class X, 4.27% (c)	848,243	848,243
TOTAL SHORT-TERM INVESTMENTS (Cost $848,243)		848,243

TOTAL INVESTMENTS - 99.5% (Cost $26,959,593)		25,760,793
Other Assets in Excess of Liabilities - 0.5%		119,780
TOTAL NET ASSETS - 100.0%		$25,880,573
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. This security may not indicate a reference rate and/or spread in its description. The rate disclosed is as of March 31, 2025.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Mairs & Power Minnesota Municipal Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$24,912,550	$–	$24,912,550
Money Market Funds	848,243	–	–	848,243
Total Investments	$848,243	$24,912,550	$–	$25,760,793

Refer to the Schedule of Investments for further disaggregation of investment categories.